Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
22. Goodwill
Change in goodwill
22. GOODWILL

The change in goodwill for the year ended December 31 is due to the following:

millions of Canadian dollars	2020	2019
Balance, January 1	$5,835	$6,313
Additions	-	3
GBPC impairment charge	-	(30)
Classified as assets held for sale (1)	-	(148)
Change in foreign exchange rate	(115)	(303)
Balance, December 31	$5,720	$5,835
(1) On March 25, 2019, Emera announced the sale of Emera Maine. Emera Maine’s assets and liabilities were classified as held for sale. Refer to note 4 for further detail.